Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues:
Total revenues	¥ 3,128,877	$ 453,644	¥ 4,326,600	¥ 3,324,712
Less: VAT related surcharges	(28,505)	(4,133)	(33,506)	(18,886)
Net revenues	3,100,372	449,511	4,293,094	3,305,826
Operating cost and expenses:
Relationship manager compensation	(497,147)	(72,080)	(920,896)	(613,999)
Performance-based compensation	(7,039)	(1,021)	(158,043)	(85,413)
Other Compensation	(937,696)	(135,953)	(1,089,941)	(804,600)
Total compensation and benefits	(1,441,882)	(209,054)	(2,168,880)	(1,504,012)
Selling expenses	(349,014)	(50,602)	(437,131)	(271,692)
General and administrative expenses	(235,319)	(34,118)	(383,321)	(277,879)
(Provision for) reversal of credit losses	424	61	(112,959)	(8,083)
Other operating expenses, net	(115,653)	(16,768)	(107,844)	(99,040)
Government subsidies	129,521	18,779	115,939	113,356
Total operating cost and expenses	(2,011,923)	(291,702)	(3,094,196)	(2,047,350)
Income (loss) from operations	1,088,449	157,809	1,198,898	1,258,476
One Time Commissions [Member]
Revenues:
Total revenues	681,445		1,271,416	808,837
Recurring Service Fees [Member]
Revenues:
Total revenues	1,914,415		2,109,009	1,930,199
Performance Based Income [Member]
Revenues:
Total revenues	309,576		784,193	389,525
Other Services [Member]
Revenues:
Total revenues	223,441		161,982	196,151
Other
Revenues:
Total revenues	1,794,105	260,121	2,598,479	1,755,851
Other | One Time Commissions [Member]
Revenues:
Total revenues	617,636	89,549	1,130,894	679,014
Other | Recurring Service Fees [Member]
Revenues:
Total revenues	768,980	111,492	913,700	700,157
Other | Performance Based Income [Member]
Revenues:
Total revenues	184,048	26,684	391,903	180,529
Other | Other Services [Member]
Revenues:
Total revenues	223,441	32,396	161,982	196,151
Funds Gopher manages
Revenues:
Total revenues	1,334,772	193,523	1,728,121	1,568,861
Funds Gopher manages | One Time Commissions [Member]
Revenues:
Total revenues	63,809	9,251	140,522	129,823
Funds Gopher manages | Recurring Service Fees [Member]
Revenues:
Total revenues	1,145,435	166,072	1,195,309	1,230,042
Funds Gopher manages | Performance Based Income [Member]
Revenues:
Total revenues	125,528	$ 18,200	392,290	208,996
Wealth Management
Revenues:
Total revenues	2,210,439		3,211,973	2,379,456
Less: VAT related surcharges	(10,462)		(17,076)	(13,123)
Net revenues	2,199,977		3,194,897	2,366,333
Operating cost and expenses:
Relationship manager compensation	(460,237)		(900,921)	(613,101)
Performance-based compensation	(872)		(45,913)
Other Compensation	(618,525)		(707,455)	(486,668)
Total compensation and benefits	(1,079,634)		(1,654,289)	(1,099,769)
Selling expenses	(299,769)		(354,128)	(228,853)
General and administrative expenses	(153,643)		(270,253)	(197,511)
(Provision for) reversal of credit losses	718		(6,490)	(3,785)
Other operating expenses, net	(15,412)		(53,616)	(76,983)
Government subsidies	89,223		65,368	58,046
Total operating cost and expenses	(1,458,517)		(2,273,408)	(1,548,855)
Income (loss) from operations	741,460		921,489	817,478
Wealth Management | One Time Commissions [Member]
Revenues:
Total revenues	631,589		1,180,900	766,246
Wealth Management | Recurring Service Fees [Member]
Revenues:
Total revenues	1,232,294		1,469,600	1,284,447
Wealth Management | Performance Based Income [Member]
Revenues:
Total revenues	202,455		469,121	205,305
Wealth Management | Other Services [Member]
Revenues:
Total revenues	144,101		92,352	123,458
Wealth Management | Other
Revenues:
Total revenues	1,714,765		2,527,414	1,678,709
Wealth Management | Other | One Time Commissions [Member]
Revenues:
Total revenues	617,636		1,130,653	677,726
Wealth Management | Other | Recurring Service Fees [Member]
Revenues:
Total revenues	768,980		912,506	697,140
Wealth Management | Other | Performance Based Income [Member]
Revenues:
Total revenues	184,048		391,903	180,385
Wealth Management | Other | Other Services [Member]
Revenues:
Total revenues	144,101		92,352	123,458
Wealth Management | Funds Gopher manages
Revenues:
Total revenues	495,674		684,559	700,747
Wealth Management | Funds Gopher manages | One Time Commissions [Member]
Revenues:
Total revenues	13,953		50,247	88,520
Wealth Management | Funds Gopher manages | Recurring Service Fees [Member]
Revenues:
Total revenues	463,314		557,094	587,307
Wealth Management | Funds Gopher manages | Performance Based Income [Member]
Revenues:
Total revenues	18,407		77,218	24,920
Asset Management Business
Revenues:
Total revenues	839,098		1,046,387	880,014
Less: VAT related surcharges	(4,630)		(4,923)	(4,521)
Net revenues	834,468		1,041,464	875,493
Operating cost and expenses:
Relationship manager compensation	(36,910)		(19,975)
Performance-based compensation	(6,167)		(112,130)	(85,413)
Other Compensation	(278,934)		(317,929)	(254,278)
Total compensation and benefits	(322,011)		(450,034)	(339,691)
Selling expenses	(41,885)		(55,790)	(34,302)
General and administrative expenses	(55,872)		(70,686)	(59,440)
(Provision for) reversal of credit losses	386		(13,275)	(251)
Other operating expenses, net	(6,369)		(4,347)	(6,443)
Government subsidies	39,120		37,905	24,443
Total operating cost and expenses	(386,631)		(556,227)	(415,684)
Income (loss) from operations	447,837		485,237	459,809
Asset Management Business | One Time Commissions [Member]
Revenues:
Total revenues	49,856		90,516	42,591
Asset Management Business | Recurring Service Fees [Member]
Revenues:
Total revenues	682,121		639,409	645,752
Asset Management Business | Performance Based Income [Member]
Revenues:
Total revenues	107,121		315,072	184,220
Asset Management Business | Other Services [Member]
Revenues:
Total revenues			1,390	7,451
Asset Management Business | Other
Revenues:
Total revenues			2,825	11,900
Asset Management Business | Other | One Time Commissions [Member]
Revenues:
Total revenues			241	1,288
Asset Management Business | Other | Recurring Service Fees [Member]
Revenues:
Total revenues			1,194	3,017
Asset Management Business | Other | Performance Based Income [Member]
Revenues:
Total revenues				144
Asset Management Business | Other | Other Services [Member]
Revenues:
Total revenues			1,390	7,451
Asset Management Business | Funds Gopher manages
Revenues:
Total revenues	839,098		1,043,562	868,114
Asset Management Business | Funds Gopher manages | One Time Commissions [Member]
Revenues:
Total revenues	49,856		90,275	41,303
Asset Management Business | Funds Gopher manages | Recurring Service Fees [Member]
Revenues:
Total revenues	682,121		638,215	642,735
Asset Management Business | Funds Gopher manages | Performance Based Income [Member]
Revenues:
Total revenues	107,121		315,072	184,076
Other Businesses
Revenues:
Total revenues	79,340		68,240	65,242
Less: VAT related surcharges	(13,413)		(11,507)	(1,242)
Net revenues	65,927		56,733	64,000
Operating cost and expenses:
Relationship manager compensation				(898)
Other Compensation	(40,237)		(64,557)	(63,654)
Total compensation and benefits	(40,237)		(64,557)	(64,552)
Selling expenses	(7,360)		(27,213)	(8,537)
General and administrative expenses	(25,804)		(42,382)	(20,928)
(Provision for) reversal of credit losses	(680)		(93,194)	(4,047)
Other operating expenses, net	(93,872)		(49,881)	(15,614)
Government subsidies	1,178		12,666	30,867
Total operating cost and expenses	(166,775)		(264,561)	(82,811)
Income (loss) from operations	(100,848)		(207,828)	(18,811)
Other Businesses | Other Services [Member]
Revenues:
Total revenues	79,340		68,240	65,242
Other Businesses | Other
Revenues:
Total revenues	79,340		68,240	65,242
Other Businesses | Other | Other Services [Member]
Revenues:
Total revenues	¥ 79,340		¥ 68,240	¥ 65,242